Strategic Agreements - Additional Information (Detail) - Infinity Pharmaceuticals Inc [Member] $ in Thousands		1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 04, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2023 USD ($) product	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) product	Dec. 31, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty Expense				$ 441	$ 393	$ 1,563	$ 1,120
Number of distinct product candidates | product				1		1
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional success-based milestone payments to be paid				$ 165,000		$ 165,000
Maximum [Member] | Current [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Success-based remaining milestone payments				$ 3,000		$ 3,000
Trailing Mundipharma [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty percentage on sales, reimbursement of research and development, percentage				4.00%		4.00%
Royalty payments, reimbursement of research and development upon completion				$ 260,000		$ 260,000
Royalty percentage on sales, reimbursement of research and development upon completion, percentage				1.00%		1.00%
Royalty payments, reimbursement of research and development				$ 3,800		$ 3,500
Takeda Agreement Fourth Amendment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty Expense							$ 200
Sol Gel Agreement [Member] | Hedgehog Products [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative agreement, total remaining milestone payment amount			$ 9,000
Collaborative agreement, additional milestone payments amount, if circumstances met			37,500
Pelle Pharm And Sol Gel Agreement [Member] | Hedgehog Products [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative agreement, total remaining milestone payment amount			9,000
Collaborative agreement, additional milestone payments amount, if circumstances met			$ 37,500
Takeda Pharmaceutical Company Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty Expense						$ 300
Takeda Pharmaceutical Company Limited [Member] | Takeda Agreement Fourth Amendment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment amount to be paid	$ 6,700
Percentage of investment amount	25.00%	25.00%
Percentage of net expenses incurred	25.00%
Percentage of royalty payments	25.00%
Royalty Expense				$ 100	$ 100
Health Care Royalty Partners I I I L. P. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Closing day payment		$ 30,000